Shareholder Report, Holdings (Details) - C000222167	Dec. 31, 2024
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.60%
149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
09290D101 | BlackRock, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	5.00%
760759100 | Republic Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	4.00%
580135101 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
244199105 | Deere & Company
Holdings [Line Items]
Percent of Net Asset Value	3.80%
75513E101 | RTX Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.70%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.30%